Information about QVC's Operating Segments (Total Assets and CAPEX by Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Assets	$ 13,056	$ 13,438
Capital expenditures	211	246
QVC-U.S.
Segment Reporting Information [Line Items]
Assets	10,322	10,541
Capital expenditures	123	88
QVC-Japan
Segment Reporting Information [Line Items]
Assets	732	969
Capital expenditures	16	105
QVC-Germany
Segment Reporting Information [Line Items]
Assets	1,109	1,064
Capital expenditures	28	25
QVC-U.K.
Segment Reporting Information [Line Items]
Assets	613	619
Capital expenditures	16	22
QVC-Italy
Segment Reporting Information [Line Items]
Assets	280	245
Capital expenditures	$ 28	$ 6